Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
Income Tax Status
Income Tax Status

3. Income Tax Status

The Plan has received a determination letter from the Internal Revenue Service (the IRS) dated October 12, 2017, stating that the Plan is qualified under Section 401(a) of the Internal Revenue Code (the Code) and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan was amended and restated. The Plan and the Trust are required to operate in conformity with the terms of the Plan Document and the Code to maintain the tax-exempt status of the Trust. BPAC and the Company believe the Plan is being operated in compliance with the applicable requirements of the Code and therefore, believe the related Trust is tax-exempt.

U.S. GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. BPAC relies on the representations of the corporate tax department regarding the tax positions taken by the Plan and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions.

The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.